Intangible Assets - Key Assumptions by CGU for Impairment Test (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.00%	9.00%
Post-tax WACC	6.30%	6.30%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	4.10%
Expected Volume Growth Rates	5.40%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		4.30%
Expected Volume Growth Rates		4.40%
Mexico | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles		$ 1,975
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.90%	10.10%
Post-tax WACC	6.80%	6.80%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.60%
Expected Volume Growth Rates	4.10%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		3.80%
Expected Volume Growth Rates		3.80%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	12.00%	12.20%
Post-tax WACC	7.90%	7.70%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.10%
Expected Volume Growth Rates	6.60%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		4.20%
Expected Volume Growth Rates		6.80%
Colombia | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 660	$ 634
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	16.00%	20.80%
Post-tax WACC	12.00%	16.10%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	35.10%
Expected Volume Growth Rates	4.50%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		70.80%
Expected Volume Growth Rates		4.80%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.50%	9.30%
Post-tax WACC	7.20%	7.30%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	4.00%
Expected Volume Growth Rates	11.90%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		4.00%
Expected Volume Growth Rates		14.90%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	12.00%	11.40%
Post-tax WACC	8.50%	8.80%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	2.80%
Expected Volume Growth Rates	6.60%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		2.90%
Expected Volume Growth Rates		6.60%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	23.00%	23.30%
Post-tax WACC	13.10%	16.40%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.50%
Expected Volume Growth Rates	6.50%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		2.60%
Expected Volume Growth Rates		6.50%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.70%	11.60%
Post-tax WACC	9.10%	8.60%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	1.80%
Expected Volume Growth Rates	6.30%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		2.00%
Expected Volume Growth Rates		7.80%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.50%	9.70%
Post-tax WACC	7.10%	7.40%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	5.10%
Expected Volume Growth Rates	4.20%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		5.70%
Expected Volume Growth Rates		3.70%
South America | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 7,074
South America | Health Division | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	6.80%	7.30%
Post-tax WACC	5.90%	6.40%
South America | Health Division | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.10%
South America | Health Division | 2024-2028 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		2.60%
Expected Volume Growth Rates	1.90%	0.20%
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	5.70%	5.80%
Post-tax WACC	5.30%	5.50%
Impairment charge, intangibles	$ 21,560
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2025-2029
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	1.00%	1.40%
Expected Volume Growth Rates	4.50%	0.20%
Chile | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 6,383	$ 5,890
Ecuador | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 31	$ 196